Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial liabilities [line items]
Other financial liabilities	¥ 196,599	¥ 175,410
Current liabilities	132,910	115,405
Non-current liabilities	63,689	60,005
Other financial liabilities	196,599	175,410
Lease obligations [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	62,308	72,623
Other financial liabilities	62,308	72,623
Financial liabilities measured at amortized cost [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	64,800	50,001
Other financial liabilities	64,800	50,001
Financial liabilities measured at fair value through profit or loss [member] | Derivatives [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	69,491	52,786
Other financial liabilities	¥ 69,491	¥ 52,786